Discontinued Operations - Operating Results of the Discontinued Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Revenues	$ 84,912	$ 133,122	$ 114,980
Expenses / (income), net:
Voyage expenses	1,757	3,065	3,251
Vessel operating expenses	20,011	35,699	28,177
Vessel operating expenses - related party	3,023	4,514	3,958
Vessel depreciation and amortization	15,620	33,935	29,252
Impairment of vessel	0	340	0
Gain on sale of vessels	(103,807)	0	0
Operating income, net	148,308	55,569	50,342
Other income / (expense), net:
Interest expense and finance cost (including $304 to related party, for the year ended December 31, 2024, 2023 and 2022)	(10,472)	(16,623)	(11,199)
Other income / (expense), net	166	(23)	(2)
Total other expense, net	(10,306)	(16,646)	(11,201)
Net income from discontinued operations (Note 3)	$ 138,002	$ 38,923	$ 39,141